FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

C.FAIR VALUE MEASUREMENTS:

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable inputs (level 3). The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:

Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 - Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the assets or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Following is a description of the valuation methodologies used by the Plan:

Northeast Community Bancorp, Inc. Stock – At December 31, 2025 and 2024, valued at the daily closing price as publicly traded on the market.

Mutual funds – At December 31, 2025 and 2024, valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the SEC. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Common collective trust – At December 31, 2025 and 2024, valued at the net asset value of units of a collective trust.  The net asset value, as provided by the fund manager, is used as a practical expedient to estimate fair value.  The net asset value is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported net asset value.

The following tables set forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31:

	2025
	Total	Level 1	Level 2	Level 3

Northeast Community Bancorp, Inc. Stock	$3,628,119	$3,628,119	$—	$—
Mutual funds	18,315,848	18,315,848	—	—

Total investments in the fair value hierarchy	21,943,967	$21,943,967	$—	$—

Investments measured at net asset value (1):
Common collective trust	247,871

Investment at fair value	$22,191,838

	2024
	Total	Level 1	Level 2	Level 3

Northeast Community Bancorp, Inc. Stock	$3,700,568	$3,700,568	$—	$—
Mutual funds	14,691,819	14,691,819	—	—

Total investments in the fair value hierarchy	18,392,387	$18,392,387	$—	$—

Investments measured at net asset value (1):
Common collective trust	231,404

Investment at fair value	$18,623,791

(1)	In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

Redemptions of the common collective trust held by the Plan are allowed daily for   participants; however, the Plan is subject to a twelve-month redemption notice period.  There are no unfunded commitments.

There were no transfers in or out of the level 3 investment during 2025 and 2024.